As filed with the Securities and Exchange Commission on May 11, 2020

Registration No. 33-6486

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 60	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 61

MUTUAL OF AMERICA INVESTMENT CORPORATION

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1600

James J. Roth, Chairman, President & CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A for Mutual of America Investment Corporation (the “Registrant”) incorporates by reference the Registrant’s Prospectus and Statement of Additional Information contained in the Registrant’s filing pursuant to Rule 485(b) under the Securities Act of 1933, which was filed with the Securities and Exchange Commission (“SEC”) on April 28, 2020 (SEC Accession No. 0001193125-20-123135). This Post-Effective Amendment is filed for the purpose of incorporating an amended exhibit.

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”) (1)

1(b)	Articles of Amendment, dated September 22, 1986 (4)

1(c)	Articles Supplementary, dated July 25, 1988 (4)

1(d)	Articles Supplementary, dated February 16, 1993 (4)

1(e)	Articles Supplementary, dated October 4, 1993 (4)

1(f)	Articles Supplementary, dated April 5, 1994 (4)

1(g)	Articles Supplementary, dated April 13, 1995 (4)

1(h)	Articles Supplementary, dated September 16, 1997 (4)

1(i)	Articles Supplementary, dated April 6, 1999 (3)

1(j)	Articles Supplementary, dated February 11, 2003 (8)

1(k)	Articles Supplementary, dated April 17, 2003 (9)

1(l)	Articles Supplementary, dated February 24, 2004 (11)

1(m)	Articles Supplementary, dated March 25, 2005 (12)

1(n)	Articles Supplementary, dated December 13, 2005 (13)

1(o)	Articles Supplementary, dated April 12, 2006 (13)

1(p)	Articles Supplementary, dated August 28, 2006 (14)

1(q)	Articles Supplementary, dated September 1, 2006 (14)

1(r)	Articles Supplementary, dated September 10, 2007 (16)

1(s)	Articles Supplementary, dated June 3, 2008 (17)

1(t)	Articles Supplementary, dated September 12, 2008 (17)

1(u)	Articles Supplementary, dated January 12, 2009 (17)

1(v)	Certificate of Correction, dated January 20, 2009 (17)

1(w)	Articles Supplementary, dated May 13, 2009 (18)

1(x)	Articles Supplementary, dated July 28, 2009 (18)

1(y)	Articles Supplementary, dated November 19, 2009 (18)

1(z)	Articles Supplementary, dated January 13, 2009 (18)

1(aa)	Articles Supplementary, dated January 12, 2011 (19)

1(bb)	Articles Supplementary, dated November 4, 2011 (20)

1(cc)	Articles Supplementary, dated March 7, 2012 (20)

1(dd)	Articles Supplementary, dated November 28, 2012 (21)

1(ee)	Articles Supplementary, dated March 4, 2013 (21)

1(ff)	Articles Supplementary, dated April 23, 2013 (21)

1(gg)	Articles Supplementary, dated February 25, 2014 (22)

1(hh)	Articles Supplementary, dated September 18, 2014 (23)

1(ii)	Articles Supplementary, dated December 2, 2014 (23)

1(jj)	Articles Supplementary, dated March 10, 2015 (23)

1(kk)	Articles Supplementary, dated February 25, 2016 (24)

1(ll)	Articles Supplementary, dated November 14, 2016 (24)

1(mm)	Articles Supplementary, dated January 19, 2018 (25)

1(nn)	Articles Supplementary, dated February 22, 2018 (25)

1(oo)	Articles Supplementary, dated November 12, 2018 (28)

1(pp)	Articles Supplementary, dated March 2, 2020 (29)

2(a)	By-Laws of the Investment Company (4)

2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws (4)

2(c)	Revision to Article III, Section 3.8 of the By-Laws (4)

2(d)	Amendment to By-Laws (15)

2(e)	Amendment to By-Laws (16)

2(f)	Amendment to By-Laws (18)

4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company (“Mutual of America”), as investment adviser (4)

4(b)	Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser (4)

4(c)	Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(d)	Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(e)	Supplement, dated May 1, 1999, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Mid-Cap Equity Index Fund (2)

4(f)	Supplement, dated May 1, 2003, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Allocation Funds (9)

4(g)	Subadvisory Agreement, between the Adviser and Oak Associates (4)

4(h)	Letter to Oak Associates dated June 22, 2005 (termination notice) (13)

4(i)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting date of termination) (13)

4(j)	Supplement dated as of May 1, 2006 to Investment Advisory Agreement (13)

4(k)	Supplement dated as of October 1, 2012 to Investment Advisory Agreement (21)

4(l)	Supplement dated as of March 22, 2013 to Investment Advisory Agreement (21)

4(m)	Supplement dated as of November 12, 2015 to Investment Advisory Agreement (24)

4(n)	Supplement dated as of November 8, 2017 to Investment Advisory Agreement (26)

4(o)	Supplement dated as of November 7, 2019 to Investment Advisory Agreement (29)

5	Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (8)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (27)

8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser (9)

8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser (13)

8(c)	License Agreement by and between Standard &Poor’s and Mutual of America Investment Corporation (29)

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated (4)

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares (3)

9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds (9)

9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds (15)

9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund (15)

9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund (20)

9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund (24)

9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund (26)

9(i)	Consent and Opinion of Counsel for shares of Catholic Values Index Fund and 2065 Retirement Fund (29)

10(a)	Independent Registered Public Accounting Firm’s Consent (30)

10(d)(ii)	Power of Attorney of Carolyn N. Dolan (24)

10(d)(iv)	Power of Attorney of LaSalle D. Leffall, III (24)

10(d)(v)	Power of Attorney of John W. Sibal (24)

10(d)(vi)	Power of Attorney of Margaret M. Smyth (24)

10(d)(vii)	Power of Attorney of Patrick J. Waide, Jr. (24)

10(d)(viii)	Power of Attorney of William E. Whiston (24)

10(d)(ix)	Power of Attorney of Stanley E. Grayson (26)

16(a)	Code of Ethics of Mutual of America Investment Corporation (26)

16(b)	Code of Ethics of Mutual of America Capital Management LLC (26)

16(c)	Code of Ethics of Mutual of America Life Insurance Company (26)

(1)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995
(2)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(3)	Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(4)	Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999
(5)	Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000
(6)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 19, 2001
(7)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 22, 2002
(8)	Included in Post-Effective Amendment No. 22 filed with the Commission on February 14, 2003
(9)	Included in Post-Effective Amendment No. 23 filed with the Commission on April 25, 2003.
(10)	Included in Post-Effective Amendment No. 24 filed with the Commission on April 30, 2004
(11)	Included in Post-Effective Amendment No. 25 filed with the Commission on February 15, 2005.
(12)	Included in Post-Effective Amendment No. 26 filed with the Commission on April 29, 2005.
(13)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 28, 2006.
(14)	Included in Post-Effective Amendment No. 29 filed with the Commission on February 12, 2007.
(15)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 27, 2007.
(16)	Included in Post-Effective Amendment No. 31 filed with the Commission on April 30, 2008.
(17)	Included in Post-Effective Amendment No. 32 filed with the Commission on April 30, 2009.
(18)	Included in Post-Effective Amendment No. 34 filed with the Commission on May 1, 2010.
(19)	Included in Post-Effective Amendment No. 35 filed with the Commission on May 1, 2011.
(20)	Included in Post-Effective Amendment No. 38 filed with the Commission on May 1, 2012.
(21)	Included in Post-Effective Amendment No. 40 filed with the Commission on April 29, 2013.
(22)	Included in Post-Effective Amendment No. 43 filed with the Commission on April 28, 2014.
(23)	Included in Post-Effective Amendment No. 45 filed with the Commission on April 29, 2015.
(24)	Included in Post-Effective Amendment No. 48 filed with the Commission on April 28, 2016.
(25)	Included in Post-Effective Amendment No. 50 filed with the Commission on April 28, 2017.
(26)	Included in Post-Effective Amendment No. 53 filed with the Commission on April 27, 2018.
(27)	Included in Post-Effective Amendment No. 55 filed with the Commission on September 14, 2018.
(28)	Included in Post-Effective Amendment No. 56 filed with the Commission on April 29, 2019.
(29)	Included in Post-Effective Amendment No. 59 filed with the Commission on April 28, 2020.
(30)	Filed Herewith.

All exhibits are filed under File No. 033-06486.

Item 29.	Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:

Mutual of America, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America, through its separate accounts, owns substantially all of the shares of Mutual of America Variable Insurance Portfolio, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.

Mutual of America currently owns a significant portion, but less than 50%, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30.	Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Life Insurance Company, the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Mutual of America and of any organization for which service is rendered at the request of Mutual of America and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Mutual of America and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Mutual of America are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Chairman of the Board and Chief Executive Officer, K12 Inc.; formerly Managing Director, Rannd Advisers

Robert C. Golden c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President of Corporate Operations, Prudential Financial, Newark, N.J.

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; formerly CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Name	Positions With Adviser	Principal Occupation During Past Two Years
Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Amir Lear 320 Park Avenue NY, NY 10022	Manager, Chairman of the Board	Vice Chairman of Mutual of America Life Insurance Company as of March 2020, and Chairman, Mutual of America Capital Management LLC; formerly Chairman and CEO, Mutual of America Capital Management LLC

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company as of March 2017; formerly, Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Operating Officer and Head of Investment Strategy	Executive Vice President and Chief Operating Officer and Head of Investment Strategy as of March 2020; formerly Executive Vice President and Chief Operating Officer

Andrew L. Heiskell 320 Park Avenue NY, NY 10022	Executive Vice President and Director of Fixed Income	Executive Vice President of the Adviser

Kathryn A. Lu 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company

Stephen J. Rich 320 Park Avenue NY, NY 10022	President and Chief Executive Officer	President and Chief Executive Officer as of March 2020; formerly President, Chief Equity Strategist

James J. Roth 320 Park Avenue NY, NY 10022	Senior Executive Vice President and General Counsel	Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company

Scott H. Rothstein 320 Park Avenue NY, NY 10022	Executive Vice President, Deputy General Counsel and Corporate Secretary	Executive Vice President and Deputy General Counsel of Mutual of America Life Insurance Company

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Brittain Ezzes 320 Park Avenue NY, NY 10022	Senior Vice President, Equities Portfolio Manager	Senior Vice President, Equities Portfolio Manager of the Adviser since May 2020; prior thereto Portfolio Manager at Cramer Rosenthal McGlynn LLC

Dianna H. Glynn 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor of Mutual of America Life Insurance Company

Thomas P. Kelly 320 Park Avenue NY, NY 10022	Senior Vice President, Administration	Senior Vice President of the Adviser

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Senior Vice President and Head of Quantitative Research	Senior Vice President and Head of Quantitative Research as of March 2020; Formerly Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Evan B. Carpenter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser

John Korbis 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Bryant Law 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income	Second Vice President of the Adviser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser as of March 2019; formerly Manager, Financial Reporting

Scott Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research	Second Vice President of the Adviser as of July 2019; prior thereto, Market Advisory/Investment Advisor, PNC Bank

Item 32.	Principal Underwriters

(a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.

(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Amir Lear	Vice Chairman of the Board
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Frances R. Hesselbein	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman, President and Chief Executive Officer
Amir Lear	Vice Chairman
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Senior Vice President and Chief Actuary
Nicholas A. Branchina	Senior Vice President, Corporate Financial Services
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Facilities Management,
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Business Relationship Management and Analysis
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Neal S. Goldstein	Chief Technology Officer
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Nicole Lanni	Senior Vice President, Technical Services
Lisa M. Loughry	Senior Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Sean A. Mannion	Senior Vice President, Training & Marketing Administration
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Peter Nicklin	Senior Vice President, Technology and Digital Services
Paul O’Hara	Senior Vice President, Research and Competition
Cynthia G. Pierce	Senior Vice President, National Accounts
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Michelle A. Rozich	Senior Vice President and Internal Auditor
Howard J. Rubin	Senior Vice President, Application Services
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Deputy Chief Marketing Officer
Subhang Shah	Senior Vice President, Digital Product Management
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Susan Watson	Senior Vice President, Office of Technology
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 11th day of May, 2020.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 11, 2020.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer
James J. Roth	(Principal Executive Officer)

/s/ Chris W. Festog Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
William E. Whiston

* By: /s/ Scott H. Rothstein
Scott H. Rothstein
Attorney-in-Fact